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[Janus letterhead]


September 22, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      JANUS ADVISER SERIES (the "Registrant")
         1933 Act File No. 333-33978
         1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of the Registrant and its various series (each, a "Fund") to be held on November 22, 2005. The proxy statement will seek shareholder approval for: (i) electing new Trustees, (ii) amendments to the Trust's Amended and Restated Trust Instrument, (iii) the elimination of a fundamental policy for a Fund, (iv) amendments to certain Funds' investment advisory agreements to conform to prevailing industry practice, and (v) new investment advisory and subadvisory agreements to change certain Funds' investment advisory and subadvisory fee rates from a fixed-rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 394-6459 with any questions or comments.

Very truly yours,

/s/Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton
Associate Counsel and
Assistant Secretary

Enc.

cc:      Cindy Antonson
         Donna Brungardt
         Larry Greene, Esq.
         Kelley Abbott Howes, Esq.
         Richard C. Noyes, Esq.